Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Sales and operating revenue:
Revenue	¥ 8,259,885	¥ 8,665,687	¥ 8,543,982
Costs and expenses:
Cost of sales	4,753,174	5,150,750	5,188,259
Selling, general and administrative	1,502,625	1,576,825	1,583,197
Financial services expenses	1,171,875	1,112,446	1,042,163
Other operating (income) expense, net	(3,611)	(71,568)	4,072
Costs and Expenses, Total	7,424,063	7,768,453	7,817,691
Equity in net income (loss) of affiliated companies	9,637	(2,999)	8,569
Operating income	845,459	894,235	734,860
Other income:
Interest and dividends	19,278	21,618	19,784
Gain on sale of securities investments, net			1,517
Gain on equity securities, net		118,677
Other	2,671	4,440	2,427
Other income, Total	21,949	144,735	23,728
Other expenses:
Interest	11,090	12,467	13,566
Loss on devaluation of securities investments			4,955
Loss on equity securities, net	20,180
Foreign exchange loss, net	26,789	11,279	30,634
Loss on pension plan amendment	6,358
Other	3,541	3,576	10,384
Other expenses, Total	67,958	27,322	59,539
Income before income taxes	799,450	1,011,648	699,049
Income taxes:
Current	172,391	166,748	127,685
Deferred	4,799	(121,650)	24,085
Income tax expense, Total	177,190	45,098	151,770
Net income	622,260	966,550	547,279
Less - Net income attributable to noncontrolling interests	40,069	50,279	56,485
Net income attributable to Sony Corporation's stockholders	¥ 582,191	¥ 916,271	¥ 490,794
Net income attributable to Sony Corporation's stockholders
- Basic	¥ 471.64	¥ 723.41	¥ 388.32
- Diluted	¥ 461.23	¥ 707.74	¥ 379.75
Product and Service
Sales and operating revenue:
Revenue	¥ 6,856,090	¥ 7,306,235	¥ 7,231,613
Financial services revenue
Sales and operating revenue:
Revenue	1,299,847	1,274,708	1,221,235
Other Operating Revenue
Sales and operating revenue:
Revenue	¥ 103,948	¥ 84,744	¥ 91,134